TRADE RECEIVABLES (Details 1) - Third Parties [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 3,020,915	R$ 3,327,450
Current [member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	2,522,661	2,938,483
Past Due Up To 30 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	180,249	129,846
Past Due Up To 180 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	139,106	36,568
Past Due Over 180 Days [Member]
IfrsStatementLineItems [Line Items]
Gross trade receivable	R$ 178,899	R$ 222,553